Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table

Year (a)	Summary Compensation Table (“SCT”) Total for PEO (b)(1) ($)	Compensation Actually Paid to PEO (c)(2) ($)	Average SCT Total for Non-PEO NEOs (d)(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (e)(2) ($)	Value of Initial Fixed $100 Investment Based on Total Share-holder Return (“TSR”) (f)(3) ($)	Net Income (Loss) (in millions) (h) ($)
2025	845,842	845,842	995,719	1,068,207	188	49.0
2024	766,103	766,103	682,684	682,684	127	(71.0)

(1)
Mr. Burke was our principal executive officer (“PEO”) for the full year for each of 2024 and 2025 (each, a “Covered Year”). For each of the Covered Years, our non-PEO
NEOs were Messrs. Morris and Forbes.

(2)
For each of the Covered Years, in determining both the compensation “actually paid” (“CAP”) to our PEO and the average compensation “actually paid” to our non-PEO
NEOs for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year the following amounts as required by SEC rules:

FRED BURKE	2024	2025
Summary Compensation Table Total for PEO (column (b))	$766,103	$845,842
- SCT “Stock Awards” column value	—	—
- SCT “Option Awards” column value	—	—
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	—	—
[+/-] change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	—	—
+ vesting date fair value of equity awards granted and vested in the Covered Year	—	—
[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	—	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	—
+ includable dividends/earnings on equity awards during Covered Year	—	—
Compensation Actually Paid to PEO (column (c))	$766,103	$845,842

AVERAGE FOR NON-PEO NEOS	2024	2025
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$682,684	$995,719
- SCT “Stock Awards” column value	—	$239,997
- SCT “Option Awards” column value	—	—
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	—	$312,485
[+/-] change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	—	—
+ vesting date fair value of equity awards granted and vested in the Covered Year	—	—
[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	—	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	—
+ includable dividends/earnings on equity awards during Covered Year	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$682,684	$1,068,207

In the tables above, the unvested equity award fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes.

(3)
For each Covered Year, our TSR was calculated based on the yearly percentage change in the cumulative TSR on our Class A Common Stock, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on the New York Stock Exchange on September 26, 2024 (the date our Class A common stock commenced trading on the NYSE) through and including the last day of the applicable Covered Year (each such period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered
Year-end
values of such investment as of the end of 2025 and 2024, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Named Executive Officers, Footnote
(1)
Mr. Burke was our principal executive officer (“PEO”) for the full year for each of 2024 and 2025 (each, a “Covered Year”). For each of the Covered Years, our non-PEO
NEOs were Messrs. Morris and Forbes.

PEO Total Compensation Amount	$ 845,842	$ 766,103
PEO Actually Paid Compensation Amount	$ 845,842	766,103
Adjustment To PEO Compensation, Footnote
(2)
For each of the Covered Years, in determining both the compensation “actually paid” (“CAP”) to our PEO and the average compensation “actually paid” to our non-PEO
NEOs for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year the following amounts as required by SEC rules:

FRED BURKE	2024	2025
Summary Compensation Table Total for PEO (column (b))	$766,103	$845,842
- SCT “Stock Awards” column value	—	—
- SCT “Option Awards” column value	—	—
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	—	—
[+/-] change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	—	—
+ vesting date fair value of equity awards granted and vested in the Covered Year	—	—
[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	—	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	—
+ includable dividends/earnings on equity awards during Covered Year	—	—
Compensation Actually Paid to PEO (column (c))	$766,103	$845,842

AVERAGE FOR NON-PEO NEOS	2024	2025
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$682,684	$995,719
- SCT “Stock Awards” column value	—	$239,997
- SCT “Option Awards” column value	—	—
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	—	$312,485
[+/-] change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	—	—
+ vesting date fair value of equity awards granted and vested in the Covered Year	—	—
[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	—	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	—
+ includable dividends/earnings on equity awards during Covered Year	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$682,684	$1,068,207

In the tables above, the unvested equity award fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 995,719	682,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,068,207	682,684
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each of the Covered Years, in determining both the compensation “actually paid” (“CAP”) to our PEO and the average compensation “actually paid” to our non-PEO
NEOs for purposes of this Pay Versus Performance table (“PVP Table”), we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year the following amounts as required by SEC rules:

FRED BURKE	2024	2025
Summary Compensation Table Total for PEO (column (b))	$766,103	$845,842
- SCT “Stock Awards” column value	—	—
- SCT “Option Awards” column value	—	—
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	—	—
[+/-] change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	—	—
+ vesting date fair value of equity awards granted and vested in the Covered Year	—	—
[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	—	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	—
+ includable dividends/earnings on equity awards during Covered Year	—	—
Compensation Actually Paid to PEO (column (c))	$766,103	$845,842

AVERAGE FOR NON-PEO NEOS	2024	2025
Average Summary Compensation Table Total for Non-PEO NEOs (column (d))	$682,684	$995,719
- SCT “Stock Awards” column value	—	$239,997
- SCT “Option Awards” column value	—	—
+ year-end fair value of equity awards granted in the Covered Year that are outstanding and unvested as of the Covered Year-end	—	$312,485
[+/-] change in fair value (from prior year-end to Covered Year-end) of equity awards granted in prior years that are outstanding and unvested as of the Covered Year-end	—	—
+ vesting date fair value of equity awards granted and vested in the Covered Year	—	—
[+/-] change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in the Covered Year	—	—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the Covered Year	—	—
+ includable dividends/earnings on equity awards during Covered Year	—	—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$682,684	$1,068,207

In the tables above, the unvested equity award fair values were calculated on each of the required measurement dates using assumptions based on criteria consistent with those used for grant date fair value calculations and in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 188	127
Net Income (Loss)	$ 49,000,000	(71,000,000)
PEO Name	Mr. Burke
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,485	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,997)	0
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0